Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Net earned premiums	$ 1,001,631	$ 1,007,986	$ 1,074,316
Net investment income	182,960	198,728	203,635
Net realized gains on investments, excluding other-than-temporary investment losses	13,489	10,026	3,435
Total other-than-temporary investment losses	(1,969)	(53)	(3,296)
Portion of net gain recognized in other comprehensive income, before taxes	104	0	312
Net other-than-temporary investment losses recognized in earnings	(1,865)	(53)	(2,984)
Amortization of deferred gains on disposal of businesses	11,216	12,506	13,862
Fees and other income	8,877	8,416	7,914
Total revenues	1,216,308	1,237,609	1,300,178
Benefits, losses and expenses
Policyholder benefits	745,247	731,862	817,575
Amortization of deferred acquisition costs and value of business acquired	29,988	28,758	28,785
Underwriting, general and administrative expenses	348,232	346,292	349,663
Total benefits, losses and expenses	1,123,467	1,106,912	1,196,023
Income before provision for income taxes	92,841	130,697	104,155
Provision for income taxes	30,077	41,292	24,854
Net income	$ 62,764	$ 89,405	$ 79,301